Note C - Loans and Allowance for Loan Losses (Details) - Risk Category of Commercial Loans by Class of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commercial real estate:
Commercial Loans	$ 250,031	$ 232,249
Owner Occupied [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	86,497	87,614
Owner Occupied [Member] | Criticized [Member]
Commercial real estate:
Commercial Loans	5,310	14,057
Owner Occupied [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	2,779	3,171
Owner Occupied [Member]
Commercial real estate:
Commercial Loans	94,586	104,842
Nonowner Occupied [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	51,119	39,627
Nonowner Occupied [Member] | Criticized [Member]
Commercial real estate:
Commercial Loans	7,107	2,171
Nonowner Occupied [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	3,882	10,994
Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	62,108	52,792
Construction [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	27,998	16,276
Construction [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	974	1,100
Construction [Member]
Commercial real estate:
Commercial Loans	28,972	17,376
Commercial and Industrial [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	56,962	47,226
Commercial and Industrial [Member] | Criticized [Member]
Commercial real estate:
Commercial Loans	4,081	4,793
Commercial and Industrial [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	3,322	5,220
Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	64,365	57,239
Pass [Member]
Commercial real estate:
Commercial Loans	222,576	190,743
Criticized [Member]
Commercial real estate:
Commercial Loans	16,498	21,021
Classified [Member]
Commercial real estate:
Commercial Loans	$ 10,957	$ 20,485